Capital Commitments	12 Months Ended
Mar. 31, 2022
Capital Commitments [Abstract]
Capital Commitments
36)	CAPITAL COMMITMENTS

Estimated amount of contracts remaining to be executed on capital account and not provided for (net of advances) aggregate to USD 914 as at March 31, 2022 (March 31, 2021: USD 77).